Banking Facilities	12 Months Ended
Dec. 31, 2023
Banking Facilities [Abstract]
Banking facilities

20. Banking facilities

Total banking facilities available to the Group amounting to not less than US$2,570,000 and US$6,519,000 as of December 31, 2022 and December 31, 2023 are secured by:

–	a deed of charge over deposits executed by a related company for the bank overdrafts; and

–	guarantees from a subsidiary of the Company and a director of the Company for the short-term bank borrowings.

As of December 31, 2022 and December 31, 2023, the Group had utilized the facilities in the amount of approximately US$2,565,000 and US$2,686,000 respectively.